Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

Accounts Payable and Accrued Liabilities
($ millions)	December 31, 2019	December 31, 2018
Trade payables	1,178	1,121
Accrued liabilities	1,954	1,712
Dividend payable (note 20)	126	126
Stock-based compensation	19	32
Derivatives due within one year	21	39
Other	167	129
End of year	3,465	3,159